The Company and basis of presentation (Details) € in Thousands		3 Months Ended		6 Months Ended
	Jan. 01, 2023 EUR (€) item segment	Jun. 30, 2023 EUR (€)	Jun. 30, 2022	Jun. 30, 2023 EUR (€)	Jun. 30, 2022	Dec. 31, 2022 EUR (€)
The Company, basis of presentation and significant accounting policies
Number of operating segments | segment	2
Number of reportable segments | segment	2
Effective tax rate (as a percent)		29.40%	23.40%	27.60%	23.70%
Number of groups of CGUs for each operating segment | item	1
Goodwill	€ 15,791,181	€ 15,423,273		€ 15,423,273		€ 15,791,181
Increase (decrease) in market capitalization				43.00%
Percentage of increase (decrease) in FMC AG & Co. KGaA shareholders' equity				(3.00%)
Market capitalization		12,842,707		€ 12,842,707		8,969,649
Total FMC AG & Co. KGaA shareholders' equity		13,528,217		13,528,217		€ 13,989,453
Care Delivery
The Company, basis of presentation and significant accounting policies
Goodwill	13,642,445	13,321,579		13,321,579
Care Enablement
The Company, basis of presentation and significant accounting policies
Goodwill	€ 2,148,735	€ 2,101,694		€ 2,101,694
Argentina
The Company, basis of presentation and significant accounting policies
Index at June 30, 2023		1,709.6		1,709.6
Calendar year increase				51.00%
(Gain) loss on net monetary position in EUR				€ 28,961
Lebanon
The Company, basis of presentation and significant accounting policies
Index at June 30, 2023		4,549.4		4,549.4
Calendar year increase				122.00%
(Gain) loss on net monetary position in EUR				€ (1,154)
Turkiye
The Company, basis of presentation and significant accounting policies
Index at June 30, 2023		1,351.6		1,351.6
Calendar year increase				20.00%
(Gain) loss on net monetary position in EUR				€ 1,431